EQUITY (Details 4) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (253)	$ 800
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(3)	0
Net other comprehensive income (loss) before tax, currency translation adjustments	(256)	800
Income tax related to items of other comprehensive income (loss), currency translation adjustments	1	0
Net other comprehensive income (loss) after tax, currency translation adjustment	(255)	800
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	201	$ (10)
Gains on marketable securities, included in financial expenses - net	0
Net other comprehensive income (loss) before tax, available-for-sale-securities	201	$ (10)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	(2)	(1)
Net other comprehensive income (loss) after tax, available-for-sale-securities	199	(11)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	336	(192)
Loss on derivative financial instruments, included in net revenues	0	(16)
Net other comprehensive income (loss) before tax, cash flow hedges	336	(208)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	336	$ (208)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0
Loss on defined benefit plans, included in various statement of income items	0	$ (1)
Net other comprehensive income (loss) before tax, defined benefit plan	0	1
Income tax related to items of other comprehensive income (loss), defined benefit plan	0	2
Net other comprehensive income (loss) after tax, defined benefit plan	0	3
Other comprehensive income (loss) before reclassifications	284	598
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(3)	$ 0
Gains on marketable securities, included in financial expenses - net	0
Loss on derivative financial instruments, included in net revenues	0	$ (16)
Loss on defined benefit plans, included in various statement of income items	0	(1)
Amounts reclassified from accumulated other comprehensive loss before tax	(3)	(17)
Net other comprehensive income (loss) before tax	281	581
Income tax related to items of other comprehensive income (loss)	(1)	(3)
Net other comprehensive income (loss) after tax	$ 280	$ 578